Document and Entity Information	Dec. 11, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	NIAGARA MOHAWK POWER CORP /NY/
Amendment Flag	false
Entity Central Index Key	0000071932
Document Type	8-K
Document Period End Date	Dec. 11, 2023
Entity Incorporation State Country Code	NY
Entity File Number	1-2987
Entity Tax Identification Number	15-0265555
Entity Address, Address Line One	300 Erie Boulevard West
Entity Address, City or Town	Syracuse
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13202
City Area Code	(315)
Local Phone Number	474-1511
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
M 3.6 Cumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.6 % Cumulative Preferred Stock
Trading Symbol	NMK-B
Security Exchange Name	NYSE
M 3.9 Cumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.9 % Cumulative Preferred Stock
Trading Symbol	NMK-C
Security Exchange Name	NYSE